UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-08747

DIVIDEND AND INCOME FUND
(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY	10005
(Address of principal executive offices)	(Zip Code)

John F. Ramírez, Esq.
Dividend and Income Fund
11 Hanover Square
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-785-0900

Date of Fiscal Year End:   December 31

Date of Reporting Period:  March 31, 2015

	DIVIDEND AND INCOME FUND
	SCHEDULE OF PORTFOLIO INVESTMENTS
	March 31, 2015
	(Unaudited)

Shares		Value
	Common Stocks (111.01%)
	Agricultural Chemicals (3.32%)
15,000	Monsanto Company	$1,688,100
45,000	Potash Corporation of Saskatchewan Inc.	1,451,250
35,000	The Mosaic Company	1,612,100
		4,751,450

	Aircraft Engines & Engine Parts (0.54%)
55,000	Rolls-Royce Holdings PLC	778,098

	Beverages (1.20%)
18,000	PepsiCo, Inc. (a)	1,721,160

	Biological Products (1.35%)
12,100	Amgen Inc. (a)	1,934,185

	Cable & Other Pay Television Services (2.98%)
32,500	Rogers Communications Inc.	1,088,100
21,400	Time Warner Inc. (a) (b)	1,807,016
20,000	Viacom Inc.	1,366,000
		4,261,116

	Cigarettes (1.47%)
28,000	Philip Morris International, Inc. (a)	2,109,240

	Commercial Banks (2.30%)
30,000	Australia and New Zealand Banking Group Limited (e)	839,731
149,000	Banco Santander (Brasil) S.A.	657,090
60,000	Westpac Banking Corporation (c)	1,794,600
		3,291,421

	Computer & Office Equipment (1.01%)
9,000	International Business Machines Corporation	1,444,500

	Computer Communications Equipment (2.74%)
85,000	Cisco Systems, Inc. (a) (b)	2,339,625
70,000	Juniper Networks, Inc.	1,580,600
		3,920,225

	Conglomerate (1.00%)
35,000	Loews Corp.	1,429,050

	Construction, Mining & Materials Handling Machinery & Equipment (0.65%)
13,500	Dover Corp. (a) (b)	933,120

	Crude Petroleum & Natural Gas (0.50%)
75,000	LinnCo, LLC	717,750

	Deep Sea Foreign Transportation of Freight (0.64%)
50,000	Seaspan Corp. (a) (b)	912,000

	Dolls & Stuffed Toys (0.40%)
25,000	Mattel, Inc. (a)	571,250

	Electric Services (2.59%)
70,000	Calpine Corp. (a) (c)	1,600,900
47,500	Southern Company (a)	2,103,300
		3,704,200

	Electronic & Other Electrical Equipment (4.55%)
26,000	Emerson Electric Co.	1,472,120
111,900	General Electric Company (a) (b)	2,776,239
80,000	Koninklijke Philips N.V.	2,267,200
		6,515,559

	Electronic & Other Services Combined (2.51%)
51,500	Exelon Corp. (a)	1,730,915
35,000	PG&E Corp. (a)	1,857,450
		3,588,365

	Farm Machinery & Equipment (2.30%)
37,000	AGCO Corporation (a)	1,762,680
17,500	Deere & Company (a) (b)	1,534,575
		3,297,255

	Finance Services (0.98%)
18,000	American Express Company	1,406,160

	Fire, Marine & Casualty Insurance (4.03%)
20,000	Ace Ltd. (a)	2,229,800
70,000	W.R. Berkley Corporation (a) (b)	3,535,700
		5,765,500

	Food & Kindred Products (0.81%)
25,000	Campbell Soup Co. (a) (b)	1,163,750

	Hospital & Medical Service Plans (1.84%)
17,100	Anthem, Inc.	2,640,411

	Hotels & Motels (1.11%)
29,000	Las Vegas Sands Corp.	1,596,160

	Insurance Agents, Brokers & Service (1.35%)
32,500	Catamaran Corporation (c)	1,935,050

	Investment Advice (4.61%)
64,000	Apollo Global Management, LLC	1,382,400
55,000	The Blackstone Group L.P. (a)	2,138,950
200,000	Fortress Investment Group LLC	1,614,000
37,000	Invesco Ltd.	1,468,530
		6,603,880

	Leather & Leather Products (0.87%)
30,000	Coach, Inc. (a) (b)	1,242,900

	Men's & Boys' Furnishings, Work Clothing, & Allied Garments (1.01%)
11,000	Ralph Lauren Corp.	1,446,500

	Metal Mining (1.01%)
35,000	Rio Tinto plc ADR	1,449,000

	Mining Machinery & Equipment (0.75%)
27,500	Joy Global Inc.	1,077,450

	Miscellaneous Food Preparations & Kindred Products (1.08%)
20,000	McCormick & Company, Incorporated	1,542,200

	Motor Vehicle Parts & Accessories (1.82%)
25,000	Honeywell International, Inc. (a) (b)	2,607,750

	Motor Vehicles & Passenger Car Bodies (5.04%)
20,000	Daimler AG (a) (b)	1,932,100
120,000	Ford Motor Company	1,936,800
41,500	General Motors Company (a) (b)	1,556,250
35,000	Volkswagen AG	1,793,750
		7,218,900

	National Commercial Banks (3.44%)
20,200	Capital One Financial Corporation (a) (b)	1,592,164
39,000	U.S. Bancorp	1,703,130
30,000	Wells Fargo & Company	1,632,000
		4,927,294

	Office Furniture (0.81%)
110,000	Kimball International Inc. Class B	1,152,800

	Paperboard Containers & Boxes (0.51%)
17,000	REXAM PLC	728,960

	Petroleum Refining (3.26%)
17,000	Exxon Mobil Corp.	1,445,000
20,500	Phillips 66 (a) (b)	1,611,300
32,500	Western Refining, Inc.	1,605,175
		4,661,475

	Pharmaceutical Preparations (5.64%)
23,100	Johnson & Johnson (a)	2,323,860
40,300	Merck & Co., Inc. (a)	2,316,444
37,924	Pfizer Inc.	1,319,376
42,900	Sanofi ADR (a)	2,120,976
		8,080,656

	Pipelines (1.52%)
45,000	Enbridge Inc. (a)	2,182,500

	Plastic Mail, Synth Resin/Rubber, Cellulose (0.52%)
50,000	Rayonier Advanced Materials Inc.	745,000

	Printed Circuit Boards (0.81%)
82,500	Kimball Electronics, Inc. (c)	1,166,550

	Radio & TV Broadcasting & Communications Equipment (1.52%)
45,600	NTT DOCOMO, INC.	794,808
20,000	QUALCOMM, Incorporated (a)	1,386,800
		2,181,608

	Radiotelephone Communications (1.03%)
45,000	Vodafone Group PLC	1,470,600

	Railroads, Line-Haul Operating (3.59%)
108,500	CSX Corp. (a)	3,593,520
15,000	Norfolk Southern Corp.	1,543,800
		5,137,320
	Real Estate (0.82%)
50,000	NorthStar Asset Management Group Inc.	1,167,000

	Retail - Department Stores (1.56%)
28,600	Kohl's Corporation	2,237,950

	Retail - Eating Places (1.26%)
18,500	McDonald's Corp. (a)	1,802,640

	Retail - Family Clothing Stores (1.21%)
40,000	The GAP, Inc. (a)	1,733,200

	Retail - Variety Stores (1.11%)
19,400	Wal-Mart Stores, Inc.	1,595,650

	Security Brokers, Dealers & Flotation Companies (1.14%)
33,000	Waddell & Reed Financial, Inc.	1,634,820

	Semiconductors & Related Devices (1.20%)
40,000	Altera Corp.	1,716,400

	Services - Business Services (1.21%)
83,000	The Western Union Company (a)	1,727,230

	Services - Medical Laboratories (2.74%)
14,000	Laboratory Corporation of America Holdings (a) (b) (c)	1,765,260
28,000	Quest Diagnostics Incorporated	2,151,800
		3,917,060

	Services - Miscellaneous Repair Services (0.02%)
756	Aquilex Holdings LLC Units (d)	26,935

	Services - Prepackaged Software (2.61%)
55,000	CA, Inc. (a) (b)	1,793,550
45,000	Oracle Corporation (a) (b)	1,941,750
		3,735,300

	Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics (2.12%)
18,000	The Procter & Gamble Company (a)	1,474,920
37,500	Unilever N.V.	1,566,000
		3,040,920

	Specialty Cleaning, Polishing and Sanitation Preparations (1.31%)
17,000	Clorox Co. (a)	1,876,630

	Surgical & Medical Instruments & Apparatus (2.36%)
27,000	Baxter International Inc. (a)	1,849,500
10,700	Becton, Dickinson and Company (a)	1,536,413
		3,385,913

	Telephone Communications (3.72%)
43,000	CenturyLink, Inc. (a) (b)	1,485,650
150,000	Orange ADR	2,401,500
100,000	Telefonica, S.A.	1,435,000
		5,322,150

	Title Insurance (1.62%)
65,000	First American Financial Corporation	2,319,200

	Water Transportation (0.80%)
23,800	Carnival Corp. (a)	1,138,592

	Wholesale - Electronic Parts & Equipment (0.99%)
32,000	Avnet, Inc.	1,424,000

	Wholesale - Groceries & Related Products (1.19%)
45,000	Sysco Corp. (a)	1,697,850

	Wholesale - Industrial Machinery & Equipment (1.01%)
20,000	MSC Industrial Direct Co., Inc.	1,444,000

	Total common stocks (Cost $137,464,651)	158,953,758

Principal
Amount
	Corporate Bonds and Notes (1.99%)
	Cable & Other Pay Television Services (0.36%)
500,000	CCO Holdings LLC, 7.00%, 1/15/19 (a)	521,250

	Cogeneration Services & Small Power Producers (0.34%)
450,000	Covanta Holding Corp., 7.25%, 12/1/20 (a)	480,375

	Electric Services (0.40%)
517,335	Elwood Energy LLC, 8.159%, 7/5/26 (a)	576,829

	Hospital & Medical Service Plans (0.19%)
250,000	Health Net, Inc., 6.375%, 6/1/17 (a)	268,125

	Oil & Gas Field Exploration Services (0.11%)
169,000	CGG-Veritas, 7.75%, 5/15/17 (a)	161,395

	Special Industry Machinery (0.37%)
500,000	Novelis, Inc., 8.375%, 12/15/17 (a)	523,125

	Wholesale - Electronic Parts & Equipment, NEC (0.22%)
299,250	Brightstar Corp., 9.50%, 12/1/16 (e)	314,212

	Total corporate bonds and notes (Cost $2,714,323)	2,845,311

Shares
	Real Estate Investment Trusts (4.97%)
34,500	HCP, Inc.	1,490,745
22,500	Health Care REIT, Inc.	1,740,600
100,000	New Residential Investment Corp.	1,503,000
50,000	NorthStar Realty Finance Corp.	906,000
42,000	Tanger Factory Outlet Centers, Inc.	1,477,140

	Total real estate investment trusts (Cost $5,987,205)	7,117,485

Units
	Reorganization Interests (0%)
813,527	Penson Technologies LLC (c) (d) (Cost $ 0)	0

Shares
	Master Limited Partnerships (0.92%)
	Natural Gas Transmission (0.92%)
40,000	Enterprise Products Partners LP (a) (b) (Cost $374,214)	1,317,200

	Preferred Stocks (1.53%)
	Financial (1.53%)
79,469	Annaly Capital Management, Inc., 7.625% Series C	2,004,208
7,473	Hatteras Financial Corp., 7.625% Series A	181,220
80,000	Solar Cayman Ltd. (a) (c) (d)	0

	Total preferred stocks (Cost $2,515,814)	2,185,428

	Money Market Fund (0%)
1,472	SSgA Money Market Fund, 7 day annualized yield 0.00%) (Cost: $1,472)	1,472

	Total investments (Cost $149,057,679) (120.42%)	172,420,654

	Liabilities in excess of other assets (-20.42%)	(29,235,047)

	Net assets (100.00%)	$143,185,607

(a) All or a portion of these securities have been segregated as collateral pursuant to the bank credit facility. As of
March 31, 2015, the value of securities pledged as collateral was $41,512,956.
(b) All or a portion of these securities were on loan pursuant to the bank lending agreement. As of March 31, 2015, the value of the securities on loan was $29,298,726.
(c) Non-income producing.
(d) Illiquid and/or restricted security that has been fair valued.
(e) These securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

Notes to Schedule of Portfolio Investments (Unaudited)

Valuation of Investments
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is in the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price on the local exchange is unavailable, the last evaluated quote or closing bid price normally is used. Certain debt securities may be priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities or according to prices quoted by a securities dealer that offers pricing services. Open end investment companies are valued at their net asset value. Securities for which market quotations are not readily available or reliable and other assets may be valued as determined in good faith by Bexil Advisers LLC, the Investment Manager, under the direction of or pursuant to procedures approved by the Fund’s Board of Trustees. Due to the inherent uncertainty of valuation, such fair value pricing values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. A security’s valuation may differ depending on the method used for determining value. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices. A fair value price is an estimate and there is no assurance that such price will be at or close to the price at which a security is next quoted or next trades.

Value Measurements
Inputs to valuation methods are prioritized by a three level hierarchy as follows:

• Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities including securities actively traded on a securities exchange.

• Level 2 -  observable inputs other than quoted prices included in level 1 that are observable for the asset or liability which may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

• Level 3 - unobservable inputs for the asset or liability including the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity securities (common and preferred stock) – Most publicly traded equity securities are valued normally at the most recent official closing price, last sale price, evaluated quote, or closing bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they may be categorized in level 1 of the fair value hierarchy. Equities on inactive markets or valued by reference to similar instruments may be categorized in level 2.

Corporate bonds and notes – The fair value of corporate bonds and notes are normally estimated using various techniques which may consider, among other things, recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Although most corporate bonds and notes may be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they may be categorized in level 3.

Restricted and/or illiquid securities – Restricted and/or illiquid securities for which quotations are not readily available or reliable may be valued with fair value pricing as determined in good faith by the Investment Manager under the direction of or pursuant to procedures approved by the Fund’s Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both or similar inputs. Depending on the relative significance of valuation inputs, these instruments may be categorized in either level 2 or level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s assets. Refer to the schedules of portfolio investments for detailed information on specific investments.

ASSETS	Level 1	Level 2	Level 3	Total
Investments, at value
Common stocks	$ 158,926,823	$ -	$ 26,935	$ 158,953,758
Corporate bonds and notes	-	2,845,311	-	2,845,311
Real estate investment trusts	7,117,485	-	-	7,117,485
Reorganization interests	-	-	0	0
Master limited partnerships	1,317,200	-	-	1,317,200
Preferred stocks	2,185,428	-	0	2,185,428
Money market fund	1,472	-	-	1,472
Total investments, at value	$ 169,548,408	$ 2,845,311	$ 26,935	$ 172,420,654

There were no securities transferred from level 1 on December 31, 2014 to level 2 on March 31, 2015.

The following is a reconciliation of level 3 assets including securities valued at zero:

	Common Stocks	Reorganization Interests	Preferred Stocks	Total
Balance at December 31, 2014	$26,935	$0	$0	$26,935
Proceeds from sales	-	-	-	-
Realized gain (loss)	-	-	-	-
Transfers into (out of) level 3	-	-	-	-
Change in unrealized depreciation	-	-	-	-
Balance at March 31, 2015	$26,935	$0	$0	$26,935
Net change in unrealized depreciation attributable to assets still held as level 3 at March 31, 2015	$-	$0	$0	$-

The Investment Manager, under the direction of the Fund’s Board of Trustees, considers various valuation approaches for valuing assets categorized within level 3 of the fair value hierarchy. The factors used in determining the value of such assets may include, but are not limited to: the discount applied due to the private nature of the asset; the type of the security; the size of the asset; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer or analysts; an analysis of the company’s or issuer’s financial statements; or an evaluation of the forces that influence the issuer and the market in which the asset is purchased and sold. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. The pricing of all fair value assets is normally reported to the Fund’s Board of Trustees.

The following table presents additional information about valuation methodologies and inputs used for assets that are measured at fair value and categorized as level 3 as of March 31, 2015:

March 31, 2015	Fair Value	Valuation Technique	Unobservable Input	Range
Common stocks
Services – Miscellaneous Repair Services	$ 26,935	Share of taxable income and comparable exchange offer	Discount rate for lack of marketability	35%
Reorganization interests	$ 0	Cost; last known market value for predecessor securities; estimated recovery on liquidation	Discount rate for lack of marketability	100%
Preferred stocks
Financial	$ 0	Most recently reported net asset value	Discount rate for lack of marketability	100%

Cost for Federal Income Tax Purposes
As of March 31, 2015, for federal income tax purposes, subject to change, the aggregate cost of securities was $149,057,679 and net unrealized appreciation was $23,362,975, comprised of gross unrealized appreciation of $29,677,319 and gross unrealized depreciation of $6,314,344. The aggregate cost of investments for tax purposes will depend upon the Fund’s investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations.

Illiquid and Restricted Securities
The Fund owns securities which have a limited trading market and/or certain restrictions on trading and, therefore, may be illiquid and/or restricted. Such securities have been valued using fair value pricing. Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. Illiquid and/or restricted securities owned as of March 31, 2015 were as follows:

	Acquisition Date	Cost	Value
Aquilex Holdings LLC	3/08/12	$496,372	$26,935
Penson Technologies LLC	4/09/14	0	0
Solar Cayman Ltd.	3/07/07	568,802	0
Total		$1,065,174	$26,935
Percent of net assets		0.74%	0.02%

Market and Credit Risks
The Fund may invest in below investment grade fixed income securities (commonly referred to as "junk" bonds), which carry ratings of BB or lower by Standard & Poor’s Ratings Group, a division of The McGraw-Hill Companies, Inc. (“S&P”) and/or Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”). Investments in these below investment grade securities may be accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities. The relative illiquidity of some of these securities may adversely affect the ability of the Fund to dispose of such securities in a timely manner and at a fair price at times when it might be necessary or advantageous for the Fund to liquidate portfolio securities.

Item 2.  Controls and Procedures

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend and Income Fund

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 21, 2015

By: /s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: May 21, 2015

EXHIBIT INDEX

(a) Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)